Equity Incentive Plan - Summary of Information about Stock Options - Additional Information (Detail) - Stock Options and Stock Appreciation Rights	12 Months Ended
Dec. 31, 2018 $ / shares
$22.00 - $32.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower limit (in dollars per share)	$ 22.00
Exercise Price, Upper limit (in dollars per share)	32.00
$32.01 - $47.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower limit (in dollars per share)	32.01
Exercise Price, Upper limit (in dollars per share)	$ 47.75